Cover Page	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	6-K
Entity File Number	001-41625
Entity Registrant Name	Cool Company Ltd.
Entity Address, Address Line One	7 Clarges Street.
Entity Address, City or Town	London
Entity Address, Postal Zip Code	W1J 8AE
Entity Address, Country	GB
Entity Central Index Key	0001944057
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Amendment Flag	false